SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
SEGMENT INFORMATION
Schedule of operating segments

	June 30, 2022

	Pulp	Paper	Total
Net sales	17,496,421	3,766,069	21,262,490
Domestic market (Brazil)	1,246,965	2,589,671	3,836,636
Foreign market	16,249,456	1,176,398	17,425,854
EBITDA	10,168,584	1,402,897	11,571,481
Depreciation, depletion and amortization			(3,594,963)
Operating profit before net financial income ("EBIT") (1)			7,976,518
EBITDA margin (%)	58.12%	37.25%	54.42%

1)	EBIT (“Earnings before interest and tax”).

	June 30, 2021

	Pulp	Paper	Total
Net sales	16,038,957	2,694,648	18,733,605
Domestic market (Brazil)	1,014,148	1,886,041	2,900,189
Foreign market	15,024,809	808,607	15,833,416
EBITDA	6,247,201	656,041	6,903,242
Depreciation, depletion and amortization			(3,463,236)
Operating profit before net financial income ("EBIT") (1)			8,813,418
EBITDA margin (%)	38.95%	24.35	36.85%

1)	EBIT (“Earnings before interest and tax”).

Schedule of net sales by product

	June 30,	June 30,
Products	2022	2021
Market pulp(1)	17,496,421	16,038,957
Printing and writing paper(2)	3,089,666	2,149,273
Paperboard	644,809	524,146
Other	31,594	21,229
	21,262,490	18,733,605

1)	Net sale from fluff pulp represents approximately 0.81% of total net sales and, therefore, was included in market pulp net sales. (0.70% as of June 30, 2021).
2)	Net sale from tissue represents approximately 2.54% of total net sales and, therefore, was included in printing and writing paper net sales. (2.2% as of June 30, 2021).

Goodwill based on expected future profitability

	June 30,	December 31,
	2022	2021
Pulp	7,897,051	7,897,051
Paper	119,332	119,332
	8,016,383	8,016,383